Current and Deferred Taxes (Details) - Schedule of effect on income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Current tax	$ 174,205	$ 153,424	$ 196,527
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(28,465)	37,432	(25,517)
Valuation provision			(56)
Subtotals	145,740	190,856	170,954
Tax for rejected expenses (Article No21)	1,354	927	1,110
Other	(4,561)	(16,709)	(4,920)
Net charges for income tax expense	$ 142,533	$ 175,074	$ 167,144